Financial Liability (Tables)	12 Months Ended
Dec. 31, 2024
Financial Liability [Abstract]
Schedule of Financial Liability
	Consolidated
	As of	As of
	December 31,	December 31,
	2024	2023
	$	$
Warrants at fair value	5,140,921	1,075,808